The Company and Basis of Presentation (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 3,285,196,000	$ 3,203,655,000
Goodwill	13,032,750,000	13,082,180,000	$ 11,658,187,000
Equity	9,887,142,000	9,443,313,000
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	278,365,000	195,368,620.62
Other current assets	73,206,000	232,487,210.26
Property, plant and equipment, intangible assets and other noncurrent assets	37,637,000	59,351,221.73
Goodwill	25,760,000	37,934,021.88
Accounts payable, accrued expenses and other liabilities	369,635,000	485,005,951.14
Noncurrent loans to related parties	28,986,000	28,985,382.88
Equity	$ 16,347,000	$ 11,149,740.47